INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2015	2014	2013
	$	$	$

U.S	9,301,988	1,067,284	8,517,850
Non-U.S.	536,329	-	-

	9,838,317	1,067,284	8.517,750

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2015	2014	2013
	$	$	$
Statutory tax rate	34.00%	25.00%	25.00%
Loss before income taxes	(9,838,317)	(1,067,284)	(8,517,850)
Expected income tax recovery	(3,345,000)	(270,000)	(2,151,000)
Increase (decrease) in income tax recovery resulting from:
Derivative liability	251,000	-
Share based payments	796,000	275,000	2,890,000
Other permanent difference	12,000	-	-
Share issue costs	(140,000)	-
Effect of change in statutory rate	(41,000)	(93,000)	(745,000)
Effect of foreign exchange	89,000	-
Foreign income taxed at foreign rate	14,000	-
Increase in valuation allowance	2,364,000	88,000	6,000
Income tax expense	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2015	2014	2013
	$	$	$

Deferred income tax assets (liabilities)
Operating losses carried forward	2,074,000	94,000	6,000
Intangible costs	285,000
Share issuance costs	99,000	-
Valuation allowance	(2,458,000)	(94,000)	(6,000)

Net deferred income tax asset	-	-	-